American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value Fund
May 31, 2023

Avantis International Small Cap Value Fund - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.8%
Australia — 8.5%
29Metals Ltd.(1)	44,992	20,642
Accent Group Ltd.	15,260	17,611
Adbri Ltd.	79,984	112,219
Aeris Resources Ltd.(1)(2)	55,697	16,875
Alkane Resources Ltd.(2)	84,644	40,666
Alliance Aviation Services Ltd.(2)	9,551	19,560
Appen Ltd.(1)(2)	18,358	37,719
Ardent Leisure Group Ltd.	133,547	43,041
Aurelia Metals Ltd.(2)	329,886	24,081
Austal Ltd.	104,853	134,419
Australian Agricultural Co. Ltd.(2)	38,261	39,770
Australian Finance Group Ltd.	51,743	57,179
Bank of Queensland Ltd.(1)	223,297	793,691
Beach Energy Ltd.	629,431	568,479
Bega Cheese Ltd.	100,778	235,828
Bendigo & Adelaide Bank Ltd.	110,415	616,236
Brickworks Ltd.	2,469	41,143
Byron Energy Ltd.(2)	7,834	392
Capricorn Metals Ltd.(2)	65,463	184,980
Challenger Ltd.	32,464	130,857
Champion Iron Ltd.	120,419	470,547
Cooper Energy Ltd.(2)	137,266	12,494
Coronado Global Resources, Inc.	292,152	250,564
Costa Group Holdings Ltd.	126,508	217,582
Credit Corp. Group Ltd.(1)	15,116	167,402
CSR Ltd.	55,666	177,164
DDH1 Ltd.	75,837	39,186
Emeco Holdings Ltd.	88,013	36,894
EML Payments Ltd.(1)(2)	42,509	18,371
Evolution Mining Ltd.	349,758	788,513
EVT Ltd.	26,243	201,332
FleetPartners Group Ltd.(2)	76,422	108,244
Gold Road Resources Ltd.	312,404	359,921
GrainCorp Ltd., A Shares	85,537	424,292
Grange Resources Ltd.	222,445	75,975
Harvey Norman Holdings Ltd.(1)	172,356	377,466
Hastings Technology Metals Ltd.(1)(2)	32,068	35,420
Helia Group Ltd.	122,738	263,316
HUB24 Ltd.	126	2,045
Humm Group Ltd.(1)	50,226	13,544
Iluka Resources Ltd.	141,273	1,033,041
Infomedia Ltd.	30,568	27,813
Inghams Group Ltd.	132,571	242,982
JB Hi-Fi Ltd.(1)	1,944	53,823
Karoon Energy Ltd.(2)	194,706	251,438
Leo Lithium Ltd.(1)(2)	183,575	106,287
Macmahon Holdings Ltd.	111,757	9,079
Magellan Financial Group Ltd.(1)	38,074	195,177
McMillan Shakespeare Ltd.	20,883	209,399

Metals X Ltd.(2)	108,460	19,072
MMA Offshore Ltd.(2)	24,435	17,462
Monadelphous Group Ltd.	4,391	34,738
Mount Gibson Iron Ltd.(1)(2)	54,215	13,409
Myer Holdings Ltd.	294,346	130,201
MyState Ltd.	7,500	16,191
New Hope Corp. Ltd.	214,599	643,973
nib holdings Ltd.	74,771	410,641
NRW Holdings Ltd.	179,625	254,440
Nufarm Ltd.	92,672	328,210
OFX Group Ltd.(2)	32,997	39,232
Orica Ltd.	8,342	82,895
Pacific Current Group Ltd.	868	3,759
Perenti Ltd.(2)	264,453	202,264
Perseus Mining Ltd.	433,899	518,064
Platinum Asset Management Ltd.	199,755	219,514
Premier Investments Ltd.	21,876	318,397
Ramelius Resources Ltd.	351,335	312,759
Regis Resources Ltd.	286,922	379,529
Reject Shop Ltd.(2)	3,585	10,373
Resimac Group Ltd.	17,203	10,290
Resolute Mining Ltd.(1)(2)	742,032	232,753
Ridley Corp. Ltd.	83,373	106,006
Sandfire Resources Ltd.(2)	212,392	796,496
Seven West Media Ltd.(2)	212,976	51,256
Sierra Rutile Holdings Ltd.(1)(2)	8,804	1,174
Sigma Healthcare Ltd.	27,100	11,450
Silver Lake Resources Ltd.(2)	323,216	221,223
Sims Ltd.	49,280	455,075
Solvar Ltd.(1)	24,697	25,378
Southern Cross Media Group Ltd.	65,243	30,973
Star Entertainment Group Ltd. (Sydney)(2)	275,855	208,078
Super Retail Group Ltd.	65,380	484,786
Ten Sixty Four Ltd.	4,832	1,792
Terracom Ltd.	194,588	62,031
Viva Energy Group Ltd.	344,525	709,725
West African Resources Ltd.(2)	333,245	188,573
Westgold Resources Ltd.(2)	131,474	133,001
Whitehaven Coal Ltd.	154,237	568,366
		17,558,248
Austria — 0.9%
AT&S Austria Technologie & Systemtechnik AG	20,522	627,734
IMMOFINANZ AG(2)	19,710	325,671
POLYTEC Holding AG	6,121	31,859
Porr Ag	14,719	211,376
Semperit AG Holding	6,048	136,510
UNIQA Insurance Group AG	63,327	544,335
		1,877,485
Belgium — 1.4%
Bekaert SA	19,187	822,159
bpost SA(1)	30,561	128,211
Cie d'Entreprises CFE	3,893	41,957
Deceuninck NV	1,622	4,237
Deme Group NV	2,911	371,853

Exmar NV	21,495	246,273
Gimv NV	3,703	174,362
Ion Beam Applications	785	12,624
Jensen-Group NV	250	8,280
KBC Ancora	16,027	767,691
Ontex Group NV(1)(2)	25,265	192,838
Tessenderlo Group SA(1)	6,165	187,668
		2,958,153
Canada — 9.4%
Advantage Energy Ltd.(2)	43,200	232,628
Alaris Equity Partners Income	1,400	15,965
Algoma Central Corp.	200	2,188
Argonaut Gold, Inc.(2)	34,000	14,527
Aris Mining Corp.	7,900	19,379
Athabasca Oil Corp.(2)	143,900	301,050
B2Gold Corp.(1)	58,400	216,392
Baytex Energy Corp.(1)(2)	128,800	406,088
Birchcliff Energy Ltd.(1)	64,515	364,040
Bitfarms Ltd.(1)(2)	24,600	29,357
Bonterra Energy Corp.(2)	5,800	22,388
Calfrac Well Services Ltd.(2)	4,100	12,413
Calibre Mining Corp.(2)	24,700	28,203
Canacol Energy Ltd.	3,101	25,653
Canadian Western Bank	22,400	408,233
Canfor Corp.(2)	14,000	197,908
Capital Power Corp.	22,700	760,513
Cardinal Energy Ltd.(1)	25,400	127,795
Celestica, Inc.(2)	25,700	327,710
Centerra Gold, Inc.	44,500	268,147
China Gold International Resources Corp. Ltd.	2,500	10,000
Chorus Aviation, Inc.(1)(2)	21,331	46,040
Corus Entertainment, Inc., B Shares(1)	50,016	44,581
Crescent Point Energy Corp.(1)	148,346	935,427
Crew Energy, Inc.(1)(2)	32,200	117,414
Doman Building Materials Group Ltd.	12,600	60,796
Dorel Industries, Inc., Class B(1)(2)	877	2,791
Dundee Precious Metals, Inc.	45,500	313,389
Eldorado Gold Corp. (Toronto)(2)	50,700	478,802
Endeavour Mining PLC	20	527
Enerflex Ltd.	36,200	202,400
Enerplus Corp.(1)	43,700	602,625
Ensign Energy Services, Inc.(2)	30,100	46,342
EQB, Inc.(1)	6,500	315,974
ERO Copper Corp.(1)(2)	14,700	243,322
Evertz Technologies Ltd.	200	1,836
First National Financial Corp.	700	19,775
Fortuna Silver Mines, Inc.(1)(2)	46,300	153,481
Frontera Energy Corp.(2)	9,445	74,308
Galiano Gold, Inc.(2)	66	38
Gear Energy Ltd.(1)	25,000	17,680
Home Capital Group, Inc.	5,153	164,934
Hudbay Minerals, Inc.(1)	82,400	352,666
Hut 8 Mining Corp.(1)(2)	60,700	131,014
iA Financial Corp., Inc.	9,200	586,360

IAMGOLD Corp.(2)	159,200	433,915
Interfor Corp.(1)(2)	12,330	180,295
International Petroleum Corp.(1)(2)	12,302	103,491
Jaguar Mining, Inc.	3,200	5,422
Kelt Exploration Ltd.(1)(2)	34,500	134,442
Kinross Gold Corp.	241,743	1,139,709
Laurentian Bank of Canada	8,200	184,659
Lundin Gold, Inc.	24,900	315,492
Lundin Mining Corp.(1)	130,300	910,900
Martinrea International, Inc.	24,160	202,001
MEG Energy Corp.(2)	62,200	939,758
Methanex Corp.	14,900	608,952
New Gold, Inc.(2)	79,400	97,093
North American Construction Group Ltd.	4,349	79,131
NuVista Energy Ltd.(2)	47,688	379,045
Obsidian Energy Ltd.(1)(2)	15,300	84,192
OceanaGold Corp.	153,200	332,921
Onex Corp.	3,700	167,542
Paramount Resources Ltd., A Shares	7,200	151,107
Parex Resources, Inc.	32,300	650,283
Peyto Exploration & Development Corp.(1)	47,100	379,923
Pipestone Energy Corp.(1)	21,400	38,307
Precision Drilling Corp.(1)(2)	10	421
Real Matters, Inc.(2)	13,400	58,141
Russel Metals, Inc.(1)	16,382	429,854
ShawCor Ltd.(2)	21,900	258,121
Sierra Metals, Inc.(1)(2)	6,600	1,872
Spartan Delta Corp.(1)	40,600	445,329
Stelco Holdings, Inc.(1)	12,800	400,548
STEP Energy Services Ltd.(2)	3,000	6,011
Surge Energy, Inc.(1)	16,800	92,446
Tamarack Valley Energy Ltd.(1)	149,600	370,281
Taseko Mines Ltd.(2)	44,100	53,277
Tidewater Midstream & Infrastructure Ltd.(1)	29,000	18,586
Torex Gold Resources, Inc.(2)	31,600	493,961
Total Energy Services, Inc.	3,600	23,151
Vermilion Energy, Inc.(1)	36,200	393,867
Victoria Gold Corp.(2)	4,100	26,125
Wajax Corp.	4,075	68,442
Western Forest Products, Inc.(1)	48,200	35,861
Yangarra Resources Ltd.(2)	14,800	17,335
		19,415,308
China†
Fullshare Holdings Ltd.(1)(2)	2,015,000	18,031
KRP Development Holdings Ltd.(2)	18,500	2,717
LK Technology Holdings Ltd.(1)	250	222
Solargiga Energy Holdings Ltd.	480,000	12,270
Truly International Holdings Ltd.	218,000	22,815
		56,055
Denmark — 1.9%
Brodrene Hartmann A/S(2)	40	1,623
Chemometec A/S(2)	2,652	184,060
D/S Norden A/S	8,551	443,724
Dfds A/S	11,207	415,145

H+H International A/S, B Shares(2)	3,080	44,168
Jyske Bank A/S(2)	5,782	398,737
Nilfisk Holding A/S(2)	1,756	32,327
NKT A/S(2)	11,049	663,759
NTG Nordic Transport Group A/S(2)	842	52,445
Per Aarsleff Holding A/S	5,606	259,033
Ringkjoebing Landbobank A/S	501	66,812
Solar A/S, B Shares	836	60,912
Spar Nord Bank A/S	24,868	363,820
Sydbank A/S	18,486	774,897
TORM PLC, Class A	3,973	100,548
		3,862,010
Finland — 1.5%
Aspo Oyj	1,402	10,489
Atria Oyj	343	3,774
Citycon Oyj(2)	37,167	239,375
Finnair Oyj(1)(2)	287,247	175,748
HKScan Oyj, A Shares(1)(2)	2,011	1,495
Kemira Oyj	2,542	40,403
Lassila & Tikanoja Oyj	893	9,672
Marimekko Oyj	9,745	89,229
Metsa Board Oyj, Class B(1)	45,773	368,285
Outokumpu Oyj	198,733	1,087,869
Puuilo Oyj	6,594	50,260
Rovio Entertainment Oyj	20,244	199,554
Talenom Oyj(1)	3,181	25,630
Tokmanni Group Corp.	20,491	263,050
Uponor Oyj	13,724	404,485
Verkkokauppa.com Oyj(1)	249	683
YIT Oyj(1)	28,869	62,081
		3,032,082
France — 3.6%
AKWEL	113	1,706
ALD SA	20,507	221,314
APERAM SA(1)	1,178	38,716
Beneteau SA	9,560	161,003
Biosynex(1)(2)	1,444	14,550
Catana Group(1)	5,213	41,477
Cie des Alpes	8,905	136,535
Cie Plastic Omnium SA	25,873	420,362
Coface SA	40,832	566,429
Derichebourg SA	50,515	265,503
Eramet SA(1)	5,973	519,736
Esso SA Francaise(1)	846	39,316
Etablissements Maurel et Prom SA	25,867	101,524
Eurobio Scientific SA(1)(2)	1,995	36,392
Eutelsat Communications SA(1)	66,840	425,454
Focus Entertainment(2)	483	21,186
Gaztransport Et Technigaz SA	1,807	180,725
Genfit SA(2)	15,514	62,606
Groupe LDLC(1)	755	19,430
Guerbet(1)	63	1,122
ID Logistics Group(2)	130	34,814
Imerys SA	3,946	140,872

Jacquet Metals SACA	893	17,419
JCDecaux SE(2)	11,052	224,727
Maisons du Monde SA	12,783	127,559
Metropole Television SA	11,844	163,796
Novacyt SA(2)	19,950	9,989
Orpea SA(1)(2)	17,666	37,440
ReWorld Media SA(2)	1,855	8,498
SES SA(1)	173,902	1,032,662
SMCP SA(2)	18,677	146,508
Synergie SE	96	3,242
Television Francaise 1(1)	24,144	167,873
Ubisoft Entertainment SA(2)	32,066	912,049
Valeo SA(1)	2,789	53,671
Vallourec SA(2)	37,403	392,355
Verallia SA	13,258	460,866
Vicat SA	1,081	28,929
Vilmorin & Cie SA	697	46,675
X-Fab Silicon Foundries SE(2)	16,378	139,091
Xilam Animation SA(2)	33	818
		7,424,939
Germany — 4.4%
1&1 AG	1,681	17,987
3U Holding AG	6,659	20,214
7C Solarparken AG	5,130	21,046
AlzChem Group AG	92	1,842
Aumann AG	664	10,137
Aurubis AG	5,457	418,657
Baader Bank AG	2,427	10,643
Bauer AG(2)	749	5,007
Bertrandt AG	560	28,721
Borussia Dortmund GmbH & Co. KGaA(2)	4,689	20,816
CECONOMY AG(2)	49,437	114,826
Centrotec SE	313	19,070
Cewe Stiftung & Co. KGAA	1,260	120,923
CropEnergies AG	7,727	78,288
Deutsche Pfandbriefbank AG	36,556	275,718
Deutz AG	32,488	193,487
Draegerwerk AG & Co. KGaA	622	25,778
Draegerwerk AG & Co. KGaA, Preference Shares	2,357	109,753
Duerr AG	16,139	473,357
Elmos Semiconductor SE	1,829	128,450
Encavis AG(2)	20,718	336,017
flatexDEGIRO AG(2)	15,970	151,126
Friedrich Vorwerk Group SE	1,223	14,005
Gesco SE	473	12,445
Grand City Properties SA	15,794	116,663
GRENKE AG	8,346	248,102
Hamburger Hafen und Logistik AG	8,177	106,283
Heidelberger Druckmaschinen AG(2)	48,074	85,362
Hornbach Holding AG & Co. KGaA	2,629	186,457
HUGO BOSS AG	12,976	883,846
Instone Real Estate Group SE	9,003	48,670
JOST Werke SE	3,174	167,665
Jungheinrich AG, Preference Shares	15,145	483,224

Kloeckner & Co. SE	11,481	108,976
Kontron AG	11,629	238,384
Krones AG	5,104	571,997
KSB SE & Co. KGaA	1	582
KSB SE & Co. KGaA, Preference Shares	69	35,966
Lang & Schwarz AG	1,344	13,168
Leoni AG(2)	3,260	927
METRO AG(2)	41,260	320,946
Multitude SE	937	4,103
Mutares SE & Co. KGaA	3,816	96,913
PVA TePla AG(2)	1,622	32,727
SAF-Holland SE	17,904	229,899
Salzgitter AG	3,887	126,622
SGL Carbon SE(1)(2)	18,068	164,009
Siltronic AG	5,506	474,388
Steico SE	1,231	59,586
STO SE & Co. KGaA, Preference Shares	488	90,929
SUESS MicroTec SE	1,236	32,796
TAG Immobilien AG(2)	22,892	183,922
thyssenkrupp AG	109,720	757,142
Villeroy & Boch AG, Preference Shares	1,357	28,127
Vitesco Technologies Group AG, Class A(2)	6,324	411,871
Wacker Neuson SE	1,932	42,499
Wuestenrot & Wuerttembergische AG	2,578	43,616
		9,004,680
Hong Kong — 1.6%
Analogue Holdings Ltd.	12,000	2,035
AustAsia Group Ltd.(1)(2)	5,580	1,847
BOCOM International Holdings Co. Ltd.	29,000	1,631
Bright Smart Securities & Commodities Group Ltd.	120,000	23,624
Cafe de Coral Holdings Ltd.	88,000	109,239
Central Wealth Group Holdings Ltd.(2)	2,464,000	14,494
Chow Sang Sang Holdings International Ltd.	6,000	7,021
CMBC Capital Holdings Ltd.(1)	126,250	21,655
Crystal International Group Ltd.	15,500	5,228
CSC Holdings Ltd.(2)	1,605,000	7,175
CSI Properties Ltd.	350,000	6,361
Dah Sing Banking Group Ltd.	152,800	112,320
Dah Sing Financial Holdings Ltd.	15,600	39,025
Dickson Concepts International Ltd.	25,000	13,398
Eagle Nice International Holdings Ltd.	2,000	1,136
E-Commodities Holdings Ltd.(1)	1,440,000	204,143
Esprit Holdings Ltd.(2)	257,500	17,758
Hang Lung Group Ltd.	104,000	154,913
IGG, Inc.(2)	35,000	18,286
International Housewares Retail Co. Ltd.	10,000	3,641
IRC Ltd.(1)(2)	124,000	1,409
Johnson Electric Holdings Ltd.	132,906	162,844
K Wah International Holdings Ltd.	220,000	72,477
Karrie International Holdings Ltd.	74,000	7,554
Minmetals Land Ltd.	4,000	225
Oriental Watch Holdings	66,000	36,241
Pacific Basin Shipping Ltd.	3,778,000	1,103,830
PC Partner Group Ltd.	140,000	75,769

Regina Miracle International Holdings Ltd.	25,000	8,505
Shun Tak Holdings Ltd.(2)	484,000	73,010
Singamas Container Holdings Ltd.	430,000	30,185
SmarTone Telecommunications Holdings Ltd.	92,000	52,383
Sun Hung Kai & Co. Ltd.	38,000	13,888
SUNeVision Holdings Ltd.	178,000	95,446
Tai Hing Group Holdings Ltd.	50,000	5,495
Ten Pao Group Holdings Ltd.	80,000	10,306
Texhong International Group Ltd.	59,500	41,361
Texwinca Holdings Ltd.	26,000	3,623
United Energy Group Ltd.(1)	226,000	30,317
United Laboratories International Holdings Ltd.	780,000	688,574
Value Partners Group Ltd.(1)	232,000	64,948
		3,343,320
Ireland — 0.6%
Dalata Hotel Group PLC(2)	212,939	975,711
FBD Holdings PLC	2,442	32,353
Glenveagh Properties PLC(2)	48,210	53,448
Origin Enterprises PLC	25,522	95,590
Permanent TSB Group Holdings PLC(2)	4,574	11,557
		1,168,659
Israel — 2.5%
Adgar Investment & Development Ltd.	786	897
Africa Israel Residences Ltd.	340	14,876
Airport City Ltd.(2)	1,546	20,282
Arad Investment & Industrial Development Ltd.	163	16,310
Ashtrom Group Ltd.	3,572	49,772
Aspen Group Ltd.	664	1,277
Azorim-Investment Development & Construction Co. Ltd.(2)	8,901	21,763
Blue Square Real Estate Ltd.	275	15,564
Caesarstone Ltd.(1)	611	2,835
Carasso Motors Ltd.	2,263	11,262
Cellcom Israel Ltd.(2)	10,293	40,156
Clal Insurance Enterprises Holdings Ltd.(2)	19,079	269,953
Delek Automotive Systems Ltd.	7,717	56,831
Delek Group Ltd.	2,189	249,308
Delta Galil Ltd.	1,264	47,618
Dor Alon Energy in Israel 1988 Ltd.	81	1,606
Elco Ltd.	798	28,346
Equital Ltd.(2)	2,202	55,906
Fattal Holdings 1998 Ltd.(2)	266	24,124
FIBI Holdings Ltd.	4,890	193,741
First International Bank of Israel Ltd.	4,077	153,675
Fox Wizel Ltd.	963	72,822
G City Ltd.	24,526	74,239
Harel Insurance Investments & Financial Services Ltd.	44,640	351,160
IDI Insurance Co. Ltd.	228	5,045
Inrom Construction Industries Ltd.	6,953	24,704
Isracard Ltd.	58,357	242,506
Israel Corp. Ltd.	1,158	303,408
Israel Land Development Co. Ltd.	2,361	16,133
Isras Investment Co. Ltd.	182	31,975
M Yochananof & Sons Ltd.	273	12,522
Mehadrin Ltd.(2)	7	221

Melisron Ltd.	1,144	71,061
Menora Mivtachim Holdings Ltd.	7,530	155,693
Migdal Insurance & Financial Holdings Ltd.	121,814	132,177
Naphtha Israel Petroleum Corp. Ltd.	2,351	10,006
Norstar Holdings, Inc.(2)	1,824	3,824
Oil Refineries Ltd.	764,957	205,481
Partner Communications Co. Ltd.(2)	23,332	94,046
Paz Oil Co. Ltd.(2)	2,418	253,295
Perion Network Ltd.(2)	1,361	42,077
Phoenix Holdings Ltd.	51,500	530,382
Property & Building Corp. Ltd.(2)	90	3,941
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	5,551
Scope Metals Group Ltd.(2)	69	2,453
Shapir Engineering & Industry Ltd.	7,860	53,562
Shikun & Binui Ltd.(2)	55,018	115,804
Shufersal Ltd.(2)	65,762	345,286
Summit Real Estate Holdings Ltd.	1,418	18,023
Tadiran Group Ltd.	102	7,696
Tamar Petroleum Ltd.	732	2,079
Tera Light Ltd.(2)	1,388	2,036
Tower Semiconductor Ltd.(2)	2,114	87,354
Victory Supermarket Chain Ltd.	265	2,785
YH Dimri Construction & Development Ltd.	2,301	131,856
ZIM Integrated Shipping Services Ltd.(1)	38,151	485,662
		5,172,967
Italy — 3.1%
Aeffe SpA(1)(2)	1,917	2,433
Aquafil SpA	8,245	33,501
Banca IFIS SpA(1)	15,653	235,171
Banca Popolare di Sondrio SpA	200,046	751,942
Banca Sistema SpA(1)	12,370	14,845
BFF Bank SpA	59,679	619,819
Biesse SpA	6,699	84,194
BPER Banca	257,776	663,014
Credito Emiliano SpA	3,011	20,814
d'Amico International Shipping SA	782,619	289,914
Danieli & C Officine Meccaniche SpA(1)	445	10,725
Danieli & C Officine Meccaniche SpA, Preference Shares	4,393	79,716
Digital Bros SpA(1)	3,854	73,039
Emak SpA	6,148	7,058
Esprinet SpA	8,494	53,674
Fila SpA	1,135	9,600
Fincantieri SpA(1)(2)	100,777	56,274
Gefran SpA	300	3,049
Geox SpA(2)	34,516	33,428
Iveco Group NV(2)	137,114	1,030,091
KME Group SpA(2)	95,256	98,557
Maire Tecnimont SpA	62,561	225,233
MFE-MediaForEurope NV, Class A	399,766	189,735
MFE-MediaForEurope NV, Class B(1)	175,086	121,171
OVS SpA	149,027	391,595
RAI Way SpA	6,960	39,733
Sanlorenzo SpA	1,756	69,859
Saras SpA(1)	421,167	492,495

Servizi Italia SpA(2)	1,623	2,321
Tesmec SpA(1)(2)	122,093	18,382
Tod's SpA(2)	4,156	169,230
Webuild SpA(1)	300,423	583,878
		6,474,490
Japan — 28.2%
77 Bank Ltd.	19,800	344,947
A&D HOLON Holdings Co. Ltd.	200	2,336
Adastria Co. Ltd.	7,800	155,090
ADEKA Corp.	400	7,000
AEON Financial Service Co. Ltd.	39,500	336,607
AFC-HD AMS Life Science Co. Ltd.	1,300	7,230
Ahresty Corp.	9,900	42,358
Aichi Steel Corp.	2,100	37,826
Air Water, Inc.	36,900	483,440
Airport Facilities Co. Ltd.	400	1,516
Aisan Industry Co. Ltd.	8,200	56,991
Akatsuki, Inc.	1,300	19,550
Alconix Corp.	1,300	12,094
Alinco, Inc.	200	1,372
Alps Alpine Co. Ltd.	54,300	478,541
AOKI Holdings, Inc.	11,200	66,280
Aoyama Trading Co. Ltd.	16,000	146,240
Applied Co. Ltd.	200	3,217
Arakawa Chemical Industries Ltd.	1,500	10,373
Arata Corp.	4,200	136,716
Arclands Corp.	7,000	79,006
Arcs Co. Ltd.	13,100	220,731
Asahi Co. Ltd.	1,900	16,912
ASAHI YUKIZAI Corp.	4,000	106,707
Asanuma Corp.	2,000	44,691
Asia Pile Holdings Corp.	8,700	37,045
Asteria Corp.	3,500	19,195
Awa Bank Ltd.	1,600	22,683
Axell Corp.	3,300	33,129
Axial Retailing, Inc.	400	9,702
Bando Chemical Industries Ltd.	1,300	11,664
Bank of Nagoya Ltd.	1,600	38,565
Bank of Saga Ltd.	900	10,408
Bank of the Ryukyus Ltd.	12,300	79,205
Belluna Co. Ltd.	9,800	47,964
Bic Camera, Inc.(1)	8,700	65,202
BML, Inc.	6,400	139,360
Bunka Shutter Co. Ltd.(1)	14,800	116,050
Carlit Holdings Co. Ltd.	1,800	9,033
Cawachi Ltd.	3,900	60,386
Central Glass Co. Ltd.	10,800	233,099
Chiba Kogyo Bank Ltd.	19,900	74,743
Chilled & Frozen Logistics Holdings Co. Ltd.	500	4,233
Chori Co. Ltd.	4,800	87,894
Chubu Shiryo Co. Ltd.	1,600	12,134
Chubu Steel Plate Co. Ltd.	5,400	67,101
Chugin Financial Group, Inc.	8,900	54,472
Citizen Watch Co. Ltd.	13,200	80,910

CKD Corp.(1)	13,100	198,741
CMIC Holdings Co. Ltd.	3,100	43,760
Coca-Cola Bottlers Japan Holdings, Inc.(1)	36,900	409,362
Cosmo Energy Holdings Co. Ltd.	30,100	843,458
Credit Saison Co. Ltd.	56,300	772,616
CTI Engineering Co. Ltd.	3,000	71,730
Cybernet Systems Co. Ltd.	4,200	25,328
Daicel Corp.	3,200	27,122
Daido Metal Co. Ltd.(1)	1,100	3,648
Daiho Corp.	1,200	32,126
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,265
Daiken Corp.	4,900	76,330
Daiki Aluminium Industry Co. Ltd.	9,800	89,460
Daikokutenbussan Co. Ltd.(1)	1,600	56,686
Daikyonishikawa Corp.	2,800	14,539
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,800	23,951
Daio Paper Corp.(1)	1,900	14,102
Daishi Hokuetsu Financial Group, Inc.	11,500	246,492
Daito Chemix Corp.	700	2,584
Daitron Co. Ltd.	100	2,050
Daiwabo Holdings Co. Ltd.	14,000	259,083
Dear Life Co. Ltd.	3,100	16,193
Dowa Holdings Co. Ltd.	13,300	385,407
Dream Incubator, Inc.(1)	2,200	41,129
Eagle Industry Co. Ltd.	7,100	74,669
Eco's Co. Ltd.	100	1,332
EDION Corp.	4,200	41,875
EF-ON, Inc.	100	383
Ehime Bank Ltd.	3,600	20,350
Eiken Chemical Co. Ltd.	1,800	19,062
Eizo Corp.	2,900	99,031
EJ Holdings, Inc.	1,100	11,691
Electric Power Development Co. Ltd.	58,800	865,754
Elematec Corp.	2,200	26,887
Endo Lighting Corp.	2,800	23,986
Enomoto Co. Ltd.	700	8,212
Enplas Corp.	1,300	50,760
Exedy Corp.	8,600	130,094
FCC Co. Ltd.	10,700	129,024
Feed One Co. Ltd.	1,900	9,648
Ferrotec Holdings Corp.(1)	18,600	436,003
FIDEA Holdings Co. Ltd.	3,020	28,072
Financial Partners Group Co. Ltd.	9,800	76,859
First Bank of Toyama Ltd.	19,400	90,358
FJ Next Holdings Co. Ltd.	3,500	25,069
France Bed Holdings Co. Ltd.	3,100	23,364
Frontier International, Inc.	700	10,157
Fudo Tetra Corp.	1,000	12,655
Fuji Co. Ltd.	5,500	69,012
Fuji Corp. Ltd.	3,300	16,018
Fuji Media Holdings, Inc.	8,700	83,514
Fuji Oil Co. Ltd.(1)	5,500	10,162
Fuji Seal International, Inc.	3,500	37,054
Fujibo Holdings, Inc.	600	12,924

Fujikura Composites, Inc.	3,600	23,163
Fujikura Ltd.	98,500	789,330
Fujimori Kogyo Co. Ltd.	4,300	103,443
Fujishoji Co. Ltd.	3,500	35,297
Fukuyama Transporting Co. Ltd.	4,800	110,271
Furukawa Co. Ltd.	800	8,107
Furyu Corp.	3,000	22,627
Fuso Chemical Co. Ltd.	6,200	171,879
Futaba Industrial Co. Ltd.	13,500	43,759
Fuyo General Lease Co. Ltd.	6,200	437,384
Gamecard-Joyco Holdings, Inc.(1)	1,600	41,476
Gecoss Corp.	400	2,375
Genky DrugStores Co. Ltd.(1)	1,700	51,393
Geo Holdings Corp.	3,500	39,850
Geomatec Co. Ltd.(2)	900	3,148
GLOBERIDE, Inc.	4,200	63,868
Glory Ltd.	100	1,894
Godo Steel Ltd.	2,200	49,259
Goldcrest Co. Ltd.	2,400	29,361
Good Com Asset Co. Ltd.	4,400	26,294
GS Yuasa Corp.	700	12,096
GSI Creos Corp.(1)	800	10,219
G-Tekt Corp.	8,800	83,675
Gunma Bank Ltd.	121,700	434,713
H.U. Group Holdings, Inc.	15,300	289,084
H2O Retailing Corp.(1)	33,200	345,483
Hakudo Co. Ltd.	1,200	19,403
Hakuto Co. Ltd.	2,800	97,749
Halows Co. Ltd.	700	16,154
Hamakyorex Co. Ltd.	3,100	78,288
Hanwa Co. Ltd.	11,600	342,787
Happinet Corp.	2,700	38,121
Hazama Ando Corp.	12,900	93,349
Heiwa Corp.	4,300	71,748
Heiwa Real Estate Co. Ltd.	4,900	128,293
Heiwado Co. Ltd.	9,000	133,539
Hino Motors Ltd.(2)	12,500	55,460
Hirano Tecseed Co. Ltd.(1)	800	10,937
Hitachi Zosen Corp.	58,100	337,595
Hodogaya Chemical Co. Ltd.	1,000	22,263
Hokkoku Financial Holdings, Inc.	7,700	255,033
Hokuetsu Corp.(1)	21,900	137,848
Hokuetsu Industries Co. Ltd.	1,500	13,278
Hokuhoku Financial Group, Inc.	20,000	153,587
H-One Co. Ltd.	2,700	12,164
Hoosiers Holdings Co. Ltd.	2,300	15,163
Horiba Ltd.	9,500	519,961
Hosiden Corp.	11,900	145,636
Hosokawa Micron Corp.	2,100	40,989
HS Holdings Co. Ltd.	7,500	52,597
Hyakugo Bank Ltd.	41,300	115,008
Hyakujushi Bank Ltd.	1,700	21,314
Ichikoh Industries Ltd.	4,500	16,063
Ichinen Holdings Co. Ltd.	6,900	63,033

IDOM, Inc.	10,800	63,724
IHI Corp.	26,900	620,206
Iino Kaiun Kaisha Ltd.(1)	39,400	226,168
IMAGICA GROUP, Inc.	4,500	17,811
Inabata & Co. Ltd.	2,300	47,486
I-Net Corp.	200	2,103
INFRONEER Holdings, Inc.	17,300	153,155
Innotech Corp.	1,800	20,074
Internet Initiative Japan, Inc.	8,400	165,333
Inui Global Logistics Co. Ltd.(1)	4,000	37,382
I-PEX, Inc.	2,000	18,792
Ise Chemicals Corp.	300	18,258
Iseki & Co. Ltd.	2,800	23,208
Ishihara Sangyo Kaisha Ltd.	5,500	48,440
Itochu Enex Co. Ltd.	16,300	135,436
Itochu-Shokuhin Co. Ltd.	300	10,927
Itoki Corp.	13,400	80,066
IwaiCosmo Holdings, Inc.	3,400	32,261
Iyogin Holdings, Inc.	26,700	142,731
Izumi Co. Ltd.	5,600	128,383
J Front Retailing Co. Ltd.	85,500	836,242
Jaccs Co. Ltd.	9,000	291,015
JAFCO Group Co. Ltd.	16,900	207,272
Japan Electronic Materials Corp.	2,200	25,064
Japan Lifeline Co. Ltd.	17,600	130,199
Japan Pulp & Paper Co. Ltd.	2,200	74,894
Japan Transcity Corp.	2,000	8,364
Japan Wool Textile Co. Ltd.(1)	10,100	70,540
JDC Corp.(1)	2,900	11,901
JGC Holdings Corp.	56,200	682,766
JINUSHI Co. Ltd.	1,200	16,356
JSB Co. Ltd.	1,000	32,517
JSP Corp.	1,100	12,663
JTEKT Corp.	43,400	360,466
Juroku Financial Group, Inc.	11,000	239,779
JVCKenwood Corp.	101,300	362,608
Kaga Electronics Co. Ltd.	7,400	270,999
Kamei Corp.	2,400	23,560
Kanamoto Co. Ltd.	12,900	201,116
Kandenko Co. Ltd.	12,600	91,007
Kaneka Corp.	14,300	382,554
Kanematsu Corp.	16,900	219,680
Kanto Denka Kogyo Co. Ltd.	12,900	78,225
Kato Sangyo Co. Ltd.	8,000	219,999
Kato Works Co. Ltd.	2,300	17,823
Kawai Musical Instruments Manufacturing Co. Ltd.	600	13,683
Kawasaki Heavy Industries Ltd.	3,300	68,937
Keiyo Bank Ltd.	19,400	70,445
KFC Holdings Japan Ltd.	100	2,017
KH Neochem Co. Ltd.(1)	6,200	98,263
Kitz Corp.	18,200	132,199
Kiyo Bank Ltd.	19,500	206,246
Kobe Steel Ltd.	133,400	1,054,469
Koei Chemical Co. Ltd.	200	3,307

Kohnan Shoji Co. Ltd.	8,200	205,211
Kojima Co. Ltd.(1)	5,500	21,516
Komeri Co. Ltd.	8,000	168,739
Komori Corp.	2,900	18,714
Konica Minolta, Inc.	158,900	527,620
Konoike Transport Co. Ltd.	7,400	80,175
KPP Group Holdings Co. Ltd.	16,100	65,668
Kumagai Gumi Co. Ltd.	2,900	62,143
Kurabo Industries Ltd.	800	12,598
Kuraray Co. Ltd.(1)	104,500	985,789
Kureha Corp.	4,200	241,023
KYB Corp.	7,300	230,354
Kyoden Co. Ltd.(1)	3,400	10,293
Kyoei Steel Ltd.	5,600	73,864
Kyokuyo Co. Ltd.(1)	200	5,095
Kyushu Financial Group, Inc.	41,800	156,155
Kyushu Leasing Service Co. Ltd.	1,800	10,272
Lawson, Inc.	300	13,087
Life Corp.	6,300	128,025
Look Holdings, Inc.	2,100	33,018
Macnica Holdings, Inc.	17,000	618,451
Makino Milling Machine Co. Ltd.	7,200	272,652
Marubun Corp.	3,900	32,479
MARUKA FURUSATO Corp.	4,200	70,447
Maruzen Showa Unyu Co. Ltd.	1,200	30,936
Matsuda Sangyo Co. Ltd.	2,900	42,959
Maxell Ltd.	12,500	128,988
MCJ Co. Ltd.	2,800	18,948
Mebuki Financial Group, Inc.	306,300	719,547
Megmilk Snow Brand Co. Ltd.	15,900	212,302
Meidensha Corp.	7,100	94,364
Meiji Shipping Co. Ltd.(1)	4,400	16,388
Meiko Electronics Co. Ltd.(1)	5,100	89,240
Meisei Industrial Co. Ltd.	11,500	75,653
Micronics Japan Co. Ltd.	6,300	79,587
Mimasu Semiconductor Industry Co. Ltd.(1)	6,700	143,317
Ministop Co. Ltd.	2,100	21,331
Miraial Co. Ltd.	1,700	20,224
MIRAIT ONE Corp.	17,400	216,972
Mitsuba Corp.	3,600	17,559
Mitsubishi Logisnext Co. Ltd.	5,400	44,229
Mitsubishi Logistics Corp.	11,500	280,102
Mitsubishi Materials Corp.	24,400	405,947
Mitsubishi Research Institute, Inc.	3,000	110,069
Mitsubishi Shokuhin Co. Ltd.	5,100	131,897
Mitsubishi Steel Manufacturing Co. Ltd.	2,300	19,097
Mitsui Matsushima Holdings Co. Ltd.(1)	3,900	75,108
Mitsui Mining & Smelting Co. Ltd.	21,000	459,788
Mitsui-Soko Holdings Co. Ltd.	7,300	175,566
Miyaji Engineering Group, Inc.	800	22,035
Miyazaki Bank Ltd.	3,500	56,405
Mizuho Leasing Co. Ltd.	9,800	293,522
Mizuho Medy Co. Ltd.(1)	1,400	21,022
Mizuno Corp.	3,400	86,049

Monex Group, Inc.	26,600	91,673
Morinaga Milk Industry Co. Ltd.	12,200	434,236
Morita Holdings Corp.	2,100	21,715
Musashino Bank Ltd.	10,200	159,260
Nabtesco Corp.	10,900	242,302
Nachi-Fujikoshi Corp.	3,800	103,037
Naigai Tec Corp.	300	4,727
Nakayama Steel Works Ltd.	8,500	46,559
Nanto Bank Ltd.	8,100	137,262
Nasu Denki Tekko Co. Ltd.	100	6,253
NEC Capital Solutions Ltd.	2,100	41,917
New Japan Chemical Co. Ltd.	800	1,192
NHK Spring Co. Ltd.	30,100	203,597
Nichias Corp.	14,700	277,681
Nichiha Corp.	6,600	134,674
Nichireki Co. Ltd.	6,100	73,426
Nihon Chouzai Co. Ltd.	4,900	38,305
Nihon Dempa Kogyo Co. Ltd.(1)	8,800	85,360
Nihon Dengi Co. Ltd.	100	2,708
Nihon Flush Co. Ltd.	400	2,861
Nihon House Holdings Co. Ltd.	7,900	21,060
Nikkon Holdings Co. Ltd.	16,300	306,230
Nippon Carbide Industries Co., Inc.	2,400	21,848
Nippon Chemi-Con Corp.(2)	6,800	59,360
Nippon Coke & Engineering Co. Ltd.	28,600	19,489
Nippon Concrete Industries Co. Ltd.	2,500	4,872
Nippon Denko Co. Ltd.(1)	2,600	4,918
Nippon Densetsu Kogyo Co. Ltd.	4,300	56,640
Nippon Electric Glass Co. Ltd.	6,200	112,668
Nippon Koei Co. Ltd.	3,800	100,984
Nippon Paper Industries Co. Ltd.(2)	2,800	23,030
Nippon Pillar Packing Co. Ltd.	6,000	175,154
Nippon Seiki Co. Ltd.	1,600	9,849
Nippon Sheet Glass Co. Ltd.(2)	29,700	124,833
Nippon Shokubai Co. Ltd.	8,700	320,642
Nippon Soda Co. Ltd.	6,900	227,264
Nippon Television Holdings, Inc.	12,900	116,921
Nippon Thompson Co. Ltd.	17,200	68,105
Nipro Corp.	45,700	324,766
Nishi-Nippon Financial Holdings, Inc.	47,600	362,712
Nishio Holdings Co. Ltd.	7,400	169,053
Nissan Shatai Co. Ltd.(1)	23,000	136,578
Nisshinbo Holdings, Inc.	33,900	249,078
Nissin Corp.	700	11,863
Nissui Corp.	9,600	43,089
Niterra Co. Ltd.	11,100	205,043
Nittetsu Mining Co. Ltd.	4,700	123,035
Nojima Corp.	19,600	190,068
NOK Corp.	17,800	235,503
Nomura Micro Science Co. Ltd.	1,300	57,203
Noritake Co. Ltd.	2,300	80,619
Noritz Corp.(1)	6,300	78,722
North Pacific Bank Ltd.	63,900	117,522
NS United Kaiun Kaisha Ltd.(1)	3,600	85,048

NTN Corp.	161,200	319,180
Ogaki Kyoritsu Bank Ltd.	4,800	61,293
Oji Holdings Corp.	11,700	45,025
Okamoto Machine Tool Works Ltd.	1,300	51,383
Okasan Securities Group, Inc.	10,300	32,229
Okinawa Financial Group, Inc.	5,800	88,118
Okura Industrial Co. Ltd.	900	12,902
Okuwa Co. Ltd.	2,200	13,425
Olympic Group Corp.	500	1,886
Onoken Co. Ltd.	6,100	65,208
Organo Corp.	1,000	26,908
Orient Corp.	14,970	113,403
Oriental Shiraishi Corp.	35,300	74,605
Osaka Soda Co. Ltd.	4,300	124,208
Osaka Steel Co. Ltd.	300	2,845
Pacific Industrial Co. Ltd.	12,400	103,164
Pack Corp.(1)	600	12,618
PAL GROUP Holdings Co. Ltd.	6,500	155,321
Pasona Group, Inc.	6,500	80,817
Press Kogyo Co. Ltd.	32,300	128,998
Pressance Corp.	2,200	28,757
Prima Meat Packers Ltd.	7,400	114,639
PS Mitsubishi Construction Co. Ltd.(1)	600	2,980
Raito Kogyo Co. Ltd.	3,900	53,657
Raiznext Corp.	700	6,744
Rasa Industries Ltd.	2,500	35,899
Raysum Co. Ltd.	4,800	101,935
Rengo Co. Ltd.	78,200	464,562
Resorttrust, Inc.	21,800	317,911
Ricoh Leasing Co. Ltd.	5,300	144,718
Riken Corp.	600	11,535
Riken Technos Corp.	4,700	19,845
Roland DG Corp.	400	9,341
Round One Corp.	29,600	136,739
Ryobi Ltd.	7,800	86,041
Sakai Chemical Industry Co. Ltd.	1,900	24,117
Sakura Internet, Inc.	300	1,393
Sala Corp.	18,800	97,704
San Holdings, Inc.	400	6,147
San ju San Financial Group, Inc.	1,300	13,994
San-Ai Obbli Co. Ltd.	17,300	172,422
Sangetsu Corp.	16,600	293,374
San-In Godo Bank Ltd.	43,100	234,979
Sanix, Inc.(2)	1,600	3,745
Sanki Engineering Co. Ltd.	1,200	12,465
Sankyo Frontier Co. Ltd.	200	5,180
Sankyu, Inc.	16,700	564,408
Sanoh Industrial Co. Ltd.	2,600	13,152
Sanwa Holdings Corp.	27,100	315,155
Sanyo Chemical Industries Ltd.	1,700	48,960
Sanyo Special Steel Co. Ltd.	5,200	93,582
SBI Shinsei Bank Ltd.(1)	1,800	36,197
SBS Holdings, Inc.	300	6,500
Scroll Corp.	5,900	37,215

SEC Carbon Ltd.	300	19,712
Seed Co. Ltd.	1,600	6,365
Seikitokyu Kogyo Co. Ltd.	1,800	16,449
Seiko Group Corp.	8,400	158,276
Seino Holdings Co. Ltd.	42,800	485,082
Sekisui Kasei Co. Ltd.	2,100	6,017
SEMITEC Corp.	800	11,143
Senko Group Holdings Co. Ltd.	29,000	191,199
Senshu Electric Co. Ltd.	3,000	67,743
Senshu Ikeda Holdings, Inc.	87,300	140,644
Shibaura Mechatronics Corp.	1,200	149,140
Shibusawa Warehouse Co. Ltd.	100	1,643
Shikoku Bank Ltd.	4,200	24,942
Shin Nippon Biomedical Laboratories Ltd.(1)	1,000	16,714
Shinagawa Refractories Co. Ltd.	500	17,015
Shinmaywa Industries Ltd.	11,700	102,922
Shinnihon Corp.	400	3,167
Shinsho Corp.	1,700	63,834
Shinwa Co. Ltd.	1,400	20,540
Sinfonia Technology Co. Ltd.	6,500	75,431
SK-Electronics Co. Ltd.	1,500	19,808
SKY Perfect JSAT Holdings, Inc.	44,000	164,176
Soda Nikka Co. Ltd.	4,000	21,869
Soken Chemical & Engineering Co. Ltd.	800	10,111
Star Micronics Co. Ltd.	10,200	132,042
Starts Corp., Inc.	9,600	186,420
St-Care Holding Corp.	1,900	10,268
Stella Chemifa Corp.	2,300	50,001
Studio Alice Co. Ltd.(1)	400	6,094
Subaru Enterprise Co. Ltd.	100	6,682
Sumida Corp.	11,800	112,585
Sumitomo Densetsu Co. Ltd.	2,800	55,368
Sumitomo Heavy Industries Ltd.	17,800	395,174
Sumitomo Mitsui Construction Co. Ltd.	41,700	104,722
Sumitomo Osaka Cement Co. Ltd.	300	7,447
Sumitomo Riko Co. Ltd.	8,700	47,106
Sumitomo Seika Chemicals Co. Ltd.	3,700	107,822
Sumitomo Warehouse Co. Ltd.	17,500	275,171
Sun Corp.	6,200	75,843
Sun Frontier Fudousan Co. Ltd.	10,300	97,272
Sun-Wa Technos Corp.	2,600	40,155
Suruga Bank Ltd.	52,000	191,734
Suzuken Co. Ltd.	12,200	306,024
T RAD Co. Ltd.	1,600	20,043
Tachibana Eletech Co. Ltd.	1,300	19,864
Tachikawa Corp.	400	3,528
Tachi-S Co. Ltd.	6,800	68,754
Taihei Dengyo Kaisha Ltd.	1,700	48,697
Taiheiyo Cement Corp.	23,300	395,814
Taiho Kogyo Co. Ltd.	1,500	8,073
Taikisha Ltd.	5,000	129,410
Taiyo Holdings Co. Ltd.	3,100	56,673
Takamatsu Construction Group Co. Ltd.	1,600	26,445
Takamiya Co. Ltd.	1,000	3,425

Takaoka Toko Co. Ltd.	1,900	27,045
Takara Standard Co. Ltd.	7,400	90,676
Takasago International Corp.	1,900	34,288
Takasago Thermal Engineering Co. Ltd.	16,600	277,061
Takashimaya Co. Ltd.	46,000	617,889
Take & Give Needs Co. Ltd.	2,600	20,500
Tanseisha Co. Ltd.	2,400	13,676
Teijin Ltd.	65,400	604,223
Tekken Corp.	800	11,027
Tenma Corp.	600	10,208
Tera Probe, Inc.	2,300	50,216
Tess Holdings Co. Ltd.	3,100	22,133
Toa Corp.	2,900	63,693
TOA ROAD Corp.	2,400	68,934
Toagosei Co. Ltd.	6,500	55,869
Tobishima Corp.	1,900	16,151
Toda Corp.	14,200	78,568
Toenec Corp.	100	2,476
Toho Co. Ltd.	1,600	27,660
Toho Holdings Co. Ltd.	15,000	273,911
TOKAI Holdings Corp.	32,300	201,446
Tokai Rika Co. Ltd.	4,100	55,573
Tokuyama Corp.	5,600	86,396
Tokyo Electron Device Ltd.	400	28,741
Tokyo Kiraboshi Financial Group, Inc.	11,100	236,864
Tokyo Seimitsu Co. Ltd.	10,900	472,722
Tokyo Steel Manufacturing Co. Ltd.	21,100	206,615
Tokyo Tatemono Co. Ltd.	17,300	213,096
Tokyo Tekko Co. Ltd.	1,200	22,602
Tokyotokeiba Co. Ltd.	1,700	48,446
Tokyu Construction Co. Ltd.	27,100	135,143
Tomen Devices Corp.	500	20,564
TOMONY Holdings, Inc.	44,700	114,818
Tomy Co. Ltd.	1,400	16,539
Tonami Holdings Co. Ltd.	300	9,033
Topre Corp.	11,000	110,640
Totech Corp.	2,200	64,203
Towa Corp.	1,400	24,492
Toyo Construction Co. Ltd.	9,500	67,037
Toyo Engineering Corp.(2)	5,200	19,535
Toyo Seikan Group Holdings Ltd.	42,700	646,341
Toyo Tire Corp.	15,600	189,237
Toyobo Co. Ltd.	24,700	175,736
Toyoda Gosei Co. Ltd.	23,300	382,582
Toyota Boshoku Corp.	21,800	354,770
TPR Co. Ltd.	4,200	42,460
Traders Holdings Co. Ltd.	1,500	4,856
Transcosmos, Inc.	7,600	179,048
TRE Holdings Corp.	24	185
Tsubakimoto Chain Co.	8,500	200,795
Tsuburaya Fields Holdings, Inc.(1)	13,200	206,189
Tsugami Corp.	3,000	28,031
Tsukuba Bank Ltd.	18,800	26,114
TV Asahi Holdings Corp.	5,400	58,568

Tv Tokyo Holdings Corp.	1,600	31,569
UACJ Corp.	400	7,319
Uchida Yoko Co. Ltd.	400	14,502
UEX Ltd.	3,400	27,100
Unipres Corp.	12,100	84,913
United Arrows Ltd.	4,600	77,808
Unitika Ltd.(2)	10,300	15,935
Univance Corp.(1)	3,000	8,225
Valor Holdings Co. Ltd.	14,100	192,523
Valqua Ltd.	6,200	155,240
Vertex Corp.(1)	3,000	31,166
VT Holdings Co. Ltd.	17,600	63,459
Wakita & Co. Ltd.	2,600	24,263
Warabeya Nichiyo Holdings Co. Ltd.	5,100	81,981
Wellnet Corp.	5,000	21,558
Willplus Holdings Corp.	900	7,015
Wood One Co. Ltd.	1,900	15,922
Xebio Holdings Co. Ltd.	3,300	26,392
Yachiyo Industry Co. Ltd.(1)	2,600	18,801
Yamada Holdings Co. Ltd.	3,100	9,186
Yamaichi Electronics Co. Ltd.	8,000	118,837
Yamazen Corp.	15,100	110,111
Yellow Hat Ltd.	3,900	51,151
Yokogawa Bridge Holdings Corp.	10,300	165,123
Yokohama Rubber Co. Ltd.(1)	16,200	340,035
Yokorei Co. Ltd.	12,800	99,556
Yokowo Co. Ltd.	1,900	23,391
Yorozu Corp.	1,600	8,901
Yuasa Trading Co. Ltd.	5,300	159,230
Yurtec Corp.	2,200	12,711
		58,315,739
Netherlands — 2.0%
Aalberts NV	3,751	158,762
AerCap Holdings NV(2)	13,843	790,158
AMG Critical Materials NV	6,466	292,002
Arcadis NV	2,785	113,244
ASR Nederland NV(1)	24,187	1,030,772
BE Semiconductor Industries NV	5,477	605,595
Constellium SE(2)	3,264	48,634
Flow Traders Ltd.	3,394	78,456
ForFarmers NV	2,391	7,229
Heijmans NV, CVA	3,267	35,320
Koninklijke BAM Groep NV	42,608	86,724
Koninklijke Vopak NV	11,268	396,047
Nedap NV	63	3,801
OCI NV	13,847	307,344
SIF Holding NV(1)(2)	899	13,230
Sligro Food Group NV	1,343	22,551
TKH Group NV, CVA(1)	1,921	95,537
Van Lanschot Kempen NV	2,286	62,682
		4,148,088
New Zealand — 0.8%
Air New Zealand Ltd.(2)	1,641,736	765,930
Channel Infrastructure NZ Ltd.	5,917	5,272

KMD Brands Ltd.	68,129	44,721
Oceania Healthcare Ltd.	371,672	187,674
PGG Wrightson Ltd.	3,178	8,104
SKY Network Television Ltd.	10,714	16,445
SKYCITY Entertainment Group Ltd.	421,141	557,647
Warehouse Group Ltd.	4,116	4,338
		1,590,131
Norway — 2.0%
2020 Bulkers Ltd.(1)(2)	9,793	87,841
ABG Sundal Collier Holding ASA	97,287	49,572
Avance Gas Holding Ltd.	3,580	29,552
Belships ASA	10,312	15,318
Bluenord ASA(1)(2)	7,184	248,427
BW Energy Ltd.(2)	18,845	46,176
BW LPG Ltd.	30,149	257,976
BW Offshore Ltd.	28,192	65,292
DNO ASA(1)	181,406	161,828
FLEX LNG Ltd.	2,263	67,957
Hafnia Ltd.	51,317	242,891
Hoegh Autoliners ASA	19,485	109,196
Kid ASA(1)	3,767	27,460
Klaveness Combination Carriers ASA	508	3,063
Kongsberg Automotive ASA(2)	5,303	1,208
MPC Container Ships ASA	160,494	301,921
Norske Skog ASA(1)	29,897	110,552
Odfjell Drilling Ltd.(2)	43,440	101,420
Odfjell Technology Ltd.(1)	6,441	25,201
OKEA ASA	11,971	33,131
PGS ASA(1)(2)	503,141	319,424
Protector Forsikring ASA	4,510	68,825
Rana Gruber ASA	6,299	31,092
Solstad Offshore ASA(1)(2)	30,628	64,913
SpareBank 1 Nord Norge	31,754	260,262
SpareBank 1 SMN	20,873	251,648
SpareBank 1 Sorost-Norge	1,293	5,847
Sparebanken More	1,335	9,102
Sparebanken Vest	1,609	13,770
Stolt-Nielsen Ltd.	8,426	208,245
Subsea 7 SA	58,917	597,223
TGS ASA	2,668	36,670
Wallenius Wilhelmsen ASA	36,719	215,888
		4,068,891
Portugal — 0.3%
CTT-Correios de Portugal SA	66,981	232,982
Greenvolt-Energias Renovaveis SA(1)(2)	122	796
Ibersol SGPS SA	9	68
Mota-Engil SGPS SA(1)	77,748	152,676
Semapa-Sociedade de Investimento e Gestao	2,895	39,721
Sonae SGPS SA	110,410	106,527
		532,770
Singapore — 1.8%
Best World International Ltd.(2)	79,600	108,781
BRC Asia Ltd.	5,500	6,673
Bumitama Agri Ltd.	185,600	73,980

Centurion Corp. Ltd.	10,500	2,711
China Sunsine Chemical Holdings Ltd.	27,500	8,434
ComfortDelGro Corp. Ltd.	159,000	129,278
Dyna-Mac Holdings Ltd.	94,700	20,290
First Resources Ltd.	92,300	102,942
Food Empire Holdings Ltd.	800	574
Fu Yu Corp. Ltd.	20,700	2,682
Geo Energy Resources Ltd.	240,500	42,721
GKE Corp. Ltd.	228,600	12,196
Golden Agri-Resources Ltd.	3,815,900	746,873
Hong Fok Corp. Ltd.(1)	81,600	60,028
Hong Leong Asia Ltd.	41,900	19,806
Hour Glass Ltd.	33,400	50,386
Hutchison Port Holdings Trust, U Shares	2,582,500	472,461
InnoTek Ltd.	9,200	2,992
ISDN Holdings Ltd.	42,600	13,693
Japfa Ltd.(1)	27,900	4,853
Jiutian Chemical Group Ltd.	219,300	10,370
OUE Ltd.	15,900	12,809
Rex International Holding Ltd.	149,300	18,086
RH PetroGas Ltd.(2)	114,900	15,710
Riverstone Holdings Ltd.(1)	228,500	102,781
Samudera Shipping Line Ltd.(1)	160,800	107,502
Sing Holdings Ltd.	11,800	3,092
Singapore Post Ltd.	10,800	3,558
Tuan Sing Holdings Ltd.	399,413	91,636
Yangzijiang Financial Holding Ltd.(1)	1,294,700	320,076
Yangzijiang Shipbuilding Holdings Ltd.	1,194,500	1,086,344
Yanlord Land Group Ltd.(2)	238,000	134,472
Ying Li International Real Estate Ltd.(2)	4,700	102
		3,788,892
Spain — 1.8%
Acerinox SA	58,250	596,016
Amper SA(2)	36,785	3,840
Atresmedia Corp. de Medios de Comunicacion SA(1)	20,289	76,234
Banco de Sabadell SA	961,848	955,304
Bankinter SA(1)	60,782	348,411
Deoleo SA(1)(2)	10,719	2,891
Ence Energia y Celulosa SA(1)	56,412	174,764
Ercros SA	14,677	52,017
Gestamp Automocion SA	62,142	273,598
Grupo Catalana Occidente SA(1)	7,841	243,130
Laboratorios Farmaceuticos Rovi SA	2,696	119,626
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(1)	184,026	174,378
Melia Hotels International SA(2)	29,519	188,018
Miquel y Costas & Miquel SA	1,905	23,669
Neinor Homes SA(2)	5,607	53,855
Prosegur Cia de Seguridad SA(1)	1,046	1,876
Sacyr SA(1)	132,760	398,524
Tecnicas Reunidas SA(1)(2)	3,804	33,784
		3,719,935
Sweden — 4.8%
Annehem Fastigheter AB, B Shares(2)	455	748
AQ Group AB	585	24,713
Arise AB	3,286	14,285

Atrium Ljungberg AB, B Shares	2,155	35,084
Avanza Bank Holding AB(1)	11,533	239,481
Beijer Alma AB	4,770	106,015
Better Collective A/S(2)	11,720	238,218
Bilia AB, A Shares	36,714	355,182
Billerud AB(1)	6,654	52,140
Bonava AB, B Shares(1)	20,091	33,656
Boozt AB(1)(2)	3,301	36,134
Bufab AB	3,311	107,986
Bulten AB	1,926	17,899
Bure Equity AB	861	19,478
Byggmax Group AB(1)(2)	16,019	44,558
Catena Media PLC(2)	35,620	67,323
Cibus Nordic Real Estate AB	21,824	197,424
Clas Ohlson AB, B Shares	20,899	139,385
Cloetta AB, B Shares	91,486	160,947
Collector Bank AB(2)	18,091	50,054
Corem Property Group AB, B Shares(1)	200,326	112,167
Dios Fastigheter AB	43,190	249,162
Elanders AB, B Shares	400	4,428
Electrolux Professional AB, B Shares	17,922	89,507
Elekta AB, B Shares	60,328	443,028
G5 Entertainment AB(1)	3,291	58,982
Granges AB	2,384	21,515
Hexatronic Group AB(1)	3,892	24,298
Hoist Finance AB(2)	24,202	57,356
Hufvudstaden AB, A Shares	437	5,238
Inwido AB	22,151	196,842
Loomis AB	37,867	1,045,231
Maha Energy AB(1)(2)	26,420	21,454
MEKO AB	13,160	129,953
MIPS AB(1)	12,972	650,706
Modern Times Group MTG AB, B Shares(2)	50,239	318,661
NCC AB, B Shares	8,069	66,852
Neobo Fastigheter AB(1)(2)	8,667	6,214
Net Insight AB, B Shares(2)	121,665	56,916
New Wave Group AB, B Shares	4,880	82,359
Nobia AB(2)	18,718	25,260
Nolato AB, B Shares	18,921	93,665
NP3 Fastigheter AB	9,293	149,364
Nyfosa AB	76,039	421,480
OX2 AB(2)	13,923	86,064
Pandox AB	46,098	474,501
Paradox Interactive AB	15,682	382,722
Peab AB, Class B	94,037	387,081
Platzer Fastigheter Holding AB, B Shares	10,720	75,620
RaySearch Laboratories AB(2)	7,610	50,888
Resurs Holding AB	48,139	86,035
Samhallsbyggnadsbolaget i Norden AB(1)	415,745	134,043
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)	43,927	16,964
Scandi Standard AB	20,927	97,275
Sinch AB(1)(2)	140,331	294,044
SkiStar AB	18,795	224,759
Solid Forsakring AB	4,813	29,373
Stendorren Fastigheter AB(2)	511	7,781

Tethys Oil AB(2)	15,095	4,159
Tethys Oil AB(1)	15,095	64,323
TF Bank AB(2)	180	2,295
Troax Group AB	1,536	31,427
Truecaller AB, B Shares(1)(2)	52,905	165,803
Wihlborgs Fastigheter AB	143,109	1,025,843
		9,912,348
Switzerland — 4.5%
Autoneum Holding AG(1)(2)	1,722	267,717
Bell Food Group AG	1,040	303,035
Bellevue Group AG	642	20,015
Bucher Industries AG	545	229,022
Burckhardt Compression Holding AG	946	580,125
Burkhalter Holding AG	26	2,646
Cembra Money Bank AG	15,043	1,126,635
Coltene Holding AG(2)	353	27,504
dormakaba Holding AG	91	41,719
EFG International AG(2)	36,973	358,883
Feintool International Holding AG	531	13,375
Forbo Holding AG	375	551,615
Implenia AG	6,083	307,189
Leonteq AG(1)(2)	5,598	278,787
Liechtensteinische Landesbank AG	1,372	90,223
Mobimo Holding AG	992	258,422
OC Oerlikon Corp. AG	41,741	202,926
Orior AG	1,285	108,223
Phoenix Mecano AG(2)	43	19,611
Sensirion Holding AG(2)	1,537	156,026
Siegfried Holding AG(2)	906	719,279
St Galler Kantonalbank AG	579	298,843
Stadler Rail AG(1)	12,933	492,633
Swissquote Group Holding SA	5,853	1,203,416
TX Group AG	163	19,375
u-blox Holding AG(2)	4,323	560,311
Valiant Holding AG	6,825	696,989
Vontobel Holding AG	4,052	259,882
V-ZUG Holding AG(2)	209	18,007
Ypsomed Holding AG	144	37,617
Zehnder Group AG	1,222	95,274
		9,345,324
United Kingdom — 13.2%
Anglo Asian Mining PLC	5,959	7,788
Atalaya Mining PLC	24,177	92,110
Bank of Georgia Group PLC	15,287	573,597
Bellway PLC	19,535	550,307
Centamin PLC	449,870	561,015
Central Asia Metals PLC	49,285	113,819
Clarkson PLC	404	14,413
Close Brothers Group PLC	46,539	524,485
CMC Markets PLC	30,696	67,967
Coats Group PLC	582,659	502,694
Computacenter PLC	12,577	362,529
Crest Nicholson Holdings PLC	97,309	293,882
DFS Furniture PLC	29,056	41,885
Direct Line Insurance Group PLC	109,692	227,101

Dunelm Group PLC	15,171	205,734
easyJet PLC(2)	98,723	583,586
Ecora Resources PLC	49,271	67,322
Energean PLC	41,840	577,409
EnQuest PLC(2)	513,322	93,470
Essentra PLC	107,342	244,411
Ferrexpo PLC	123,920	142,257
Firstgroup PLC(1)	280,239	404,529
Forterra PLC	62,051	142,633
Frasers Group PLC(2)	21,056	177,088
Games Workshop Group PLC	267	31,482
Genel Energy PLC	36,022	49,929
Georgia Capital PLC(2)	5,164	52,539
Golar LNG Ltd.(2)	1,248	25,671
Grafton Group PLC	56,944	577,003
Greggs PLC	37,570	1,255,710
Gulf Keystone Petroleum Ltd.	89,863	147,097
Halfords Group PLC	268	677
Hays PLC	499,961	668,188
Hikma Pharmaceuticals PLC	51,454	1,150,079
Hill & Smith PLC	10,982	199,004
Hochschild Mining PLC	143,639	135,424
Howden Joinery Group PLC	112,756	921,776
Hunting PLC	5,899	16,027
Ibstock PLC	158,699	315,442
IG Design Group PLC(2)	4,688	8,307
IG Group Holdings PLC	7,303	61,100
Inchcape PLC	83,812	794,811
Indivior PLC(2)	13,792	249,992
International Distributions Services PLC	184,375	452,574
International Personal Finance PLC	18,804	25,910
Investec PLC	63,009	322,038
Jadestone Energy PLC	43,668	25,157
JET2 PLC	68,703	1,023,049
Johnson Matthey PLC	46,622	1,004,678
Johnson Service Group PLC	50,510	67,847
Jubilee Metals Group PLC(2)	2,770	244
Just Group PLC	19,926	20,910
Keller Group PLC	18,554	156,946
Liontrust Asset Management PLC	11,260	105,820
Lookers PLC	14,458	14,563
Man Group PLC	406,681	1,113,191
Marks & Spencer Group PLC(2)	810,134	1,803,406
Marston's PLC(2)	97,524	38,104
McBride PLC(2)	1,428	527
Mitchells & Butlers PLC(2)	74,576	189,555
Mitie Group PLC	324,706	359,157
Molten Ventures PLC(2)	3,195	11,563
Motorpoint group PLC(2)	61	97
N Brown Group PLC(1)(2)	12,509	4,342
Ninety One PLC	131,253	265,543
OSB Group PLC	148,367	911,166
Pagegroup PLC	106,204	574,738
Pan African Resources PLC	560,273	94,945
Paragon Banking Group PLC	79,139	477,111

Petra Diamonds Ltd.(1)(2)	46,129	37,540
Plus500 Ltd.	34,124	613,211
PZ Cussons PLC	4,899	11,199
QinetiQ Group PLC	65,998	295,235
Rathbones Group PLC	383	9,480
Reach PLC	124,064	111,600
Redde Northgate PLC	92,910	431,570
Redrow PLC	61,753	370,299
Restaurant Group PLC(2)	173,195	97,188
Rhi Magnesita NV	5,149	160,657
Secure Trust Bank PLC	121	948
Senior PLC	38,971	81,145
Serica Energy PLC	64,459	173,503
Shanta Gold Ltd.	106,592	15,061
SIG PLC(2)	29,168	14,432
Sirius Real Estate Ltd.	260,086	265,305
Speedy Hire PLC	138,940	53,377
Spire Healthcare Group PLC	11,847	32,874
SThree PLC	18,637	86,587
Superdry PLC(1)(2)	8,840	8,920
TBC Bank Group PLC	17,078	490,058
TI Fluid Systems PLC	42,752	64,786
Tremor International Ltd.(1)(2)	10,787	37,642
Vanquis Banking Group PLC	51,360	138,324
Vertu Motors PLC	50,582	38,599
Vesuvius PLC	35,720	184,508
Virgin Money UK PLC	426,346	786,378
Vp PLC	235	1,879
Wickes Group PLC	75,014	114,045
Xaar PLC(2)	533	1,168
Yellow Cake PLC(2)	51,172	250,883
Yu Group PLC	2,736	19,656
		27,293,527
United States†
Resolute Forest Products, Inc.(2)	10,100	11,310
VAALCO Energy, Inc.	8,004	30,896
		42,206
TOTAL COMMON STOCKS (Cost $204,589,063)		204,106,247
WARRANTS†
Italy†
Webuild SpA(1)(2) (Cost $—)	6,684	12,925
RIGHTS†
Australia†
Appen Ltd.(2) (Cost $—)	1,830	1,559
SHORT-TERM INVESTMENTS — 5.5%
Money Market Funds — 5.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	944,043	944,043
State Street Navigator Securities Lending Government Money Market Portfolio(3)	10,495,236	10,495,236
TOTAL SHORT-TERM INVESTMENTS (Cost $11,439,279)		11,439,279
TOTAL INVESTMENT SECURITIES — 104.3% (Cost $216,028,342)		215,560,010
OTHER ASSETS AND LIABILITIES — (4.3)%		(8,961,571)
TOTAL NET ASSETS — 100.0%		$206,598,439

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	6	June 2023	$525,540	$1,846
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.3%
Financials	18.7%
Materials	17.6%
Consumer Discretionary	12.0%
Energy	9.0%
Information Technology	5.5%
Consumer Staples	4.9%
Real Estate	3.0%
Health Care	2.9%
Communication Services	2.9%
Utilities	1.0%
Short-Term Investments	5.5%
Other Assets and Liabilities	(4.3)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,815,908. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $24,398,033, which includes securities collateral of $13,902,797.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,395,166	$202,711,081	—
Warrants	—	12,925	—
Rights	—	1,559	—
Short-Term Investments	11,439,279	—	—
	$12,834,445	$202,725,565	—
Other Financial Instruments
Futures Contracts	$1,846	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.